Share-based compensation	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

NOTE 5 – Stockholders’ deficit

Common Stock

The Company’s common stock and Class A common stock are voting and entitle stockholders to receive dividends to the extent declared by the Board of Directors. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets.

On July 3, 2024, the Board of Directors amended the articles of incorporation to increase the Company’s common stock by 75,000,000 shares.

Private Placements

During the six months ended July 31, 2025, the Company issued 700,874 units to an officer and members of the Board of Directors for $67,043 in cash proceeds and 6,271,388 units to Mr. O’Heeron, for the conversion of his $250,000 and $210,000 promissory notes and accrued interest of $54,128. Each unit consists of 1 share of common stock and ½ warrant. As a result of the conversion, the Company recognized a loss on settlement of liabilities of $230,726. See Note 4 – Related Party Transactions.

Common Stock for Services

On February 4, 2025, the Company entered into a stock compensation and subscription agreement with an investor relations firm that includes the issuance of 1,000,000 shares of restricted common stock. The shares of restricted common stock will be subject to a six-month hold period from the date of issuance. During the six months ended July 31, 2025, the Company issued 250,000 shares related to this agreement with a fair value of $29,000.

Equity Financing

On September 25, 2024, the Company entered into an investment agreement (the “Investment Agreement”) and registration agreement with GHS Investments, LLC (the “Investor”), whereby the Investor agreed to invest up to $10,000,000 to purchase shares of the Company’s common stock over a 24-month-term that commenced on September 25, 2024. Subject to the terms and conditions of the Investment Agreement and Registration Agreement, the Company may, in its sole discretion, deliver a put notice to the Investor which states the dollar amount which the Company intends to sell to the Investor on a certain date. The amount that the Company shall be entitled to sell to Investor shall be equal to 200% of the average daily volume (U.S. market only) of the common stock for the 10 trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000. As consideration for entering into the purchase agreement, the Company issued 100,000 shares of common stock to the Investor as a commitment fee. The shares were valued at approximately $20,000 and were recorded as deferred offering costs on the balance sheet. The deferred charges will be charged against paid-in capital upon future proceeds from the sale of common stock under this agreement. As of January 31, 2025, deferred financing costs totaled $0. During the six months ended July 31, 2025, the Investor purchased 6,946,717 restricted shares of the Company’s common stock for net proceeds of $418,099, after deducting the legal fees and clearing expenses.

Shares Issued for Conversion of Notes

During the six months ended July 31, 2025, the Company issued a total of 2,846,972 shares of common stock for conversions of $128,860 in principal and $27,660 of interest on convertible notes payable at exercise prices ranging from $0.046995 to $0.06495.

Subscription Receivable

On September 29, 2022, the Company granted 674,000 options to purchase shares of common stock to employees. The options expire ten years following issuance and have an exercise price of $0.15. The options vested upon issuance and have a total fair value of $104,226. On the same day, the Company issued note agreements to the employees totaling $101,100 and the employees exercised the 674,000 options. The notes bear interest of 3.15% per annum, are due on September 30, 2027, and were recorded as a subscription receivable. As of July 31, 2025, and January 31, 2025, the subscription receivable was $101,100.

Stock Options

Qualified and non-qualified incentive stock options outstanding at July 31, 2025 are as follows:

	Number of options	Weighted average exercise price per share
Outstanding, January 31, 2025	5,615,498	$0.49
Granted	50,000	0.10
Expired	(86,000)	0.22
Exercised	–	–
Outstanding, July 31, 2025	5,579,498	$0.49

Exercisable, July 31, 2025	5,543,248	$0.49

These options had a weighted average remaining life of 8.86 years and have an aggregate intrinsic value of $55,913 as of July 31, 2025. The aggregate intrinsic value is calculated based on the stock price of $0.073 per share as of July 31, 2025.

During the six months ended July 31, 2025, the Company granted an aggregate of 50,000 options to purchase shares of common stock to a consulting geologist. The options have a strike price equal to the closing price per share on the day the options were issued, vest upon issuance and expire in three years The exercise price of the options ranges from $0.09 to $0.12.

The total fair value of these option grants at issuance was $10,064. During the six months ended July 31, 2025, the Company recognized $10,064 of expense related to these options.

During the six months ended July 31, 2025 and 2024, the Company recognized $10,064 and $238,966 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.

As of July 31, 2025, there was $1,028 of unrecognized share-based compensation for all share-based awards outstanding.

Warrants

As of July 31, 2025, there were 16,775,737 warrants to purchase shares of common stock outstanding and 16,268,205 warrants to purchase shares of common stock exercisable. The warrants have a weighted average remaining life of 1.52 years and a weighted average exercise price of $0.13 per warrant for one common share. The warrants had an aggregate intrinsic value of $358,483 as of July 31, 2025.

Stock warrants outstanding at July 31, 2025 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2025	13,411,582	$0.17
Issued	3,486,131	0.08
Expired	(121,975)	3.05
Exercised	–	–
Outstanding, July 31, 2025	16,775,737	$0.13

Exercisable, July 31, 2025	16,268,205	$0.07

NOTE 9 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 191,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 5,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 1,925 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010. The following tables summarize the Company’s stock option activity during the years ended January 31, 2025 and 2024:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2023	313,760	$6.53	13.69	$–

Granted	2,745,000	0.11
Cancelled and/or forfeited	(250,000)	0.07
Exercised	–	–
Outstanding, January 31, 2024	2,808,760	$0.83	9.86	$800,183

Granted	2,881,738	0.14
Cancelled and/or forfeited	–	–
Exercised	(75,000)	0.05
Outstanding, January 31, 2025	5,615,498	$0.49	9.30	$129,650

Exercisable, January 31, 2025	5,571,748	$0.49	9.30	$129,650

The aggregate intrinsic value is calculated based on the stock price of $0.113 and $0.42 per share as of January 31, 2025 and 2024, respectively.

During the years ended January 31, 2025 and 2024, we recognized $622,039 and $131,266 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees, and consultants.

On January 31, 2025, there was $7,197 of unrecognized share-based compensation for all share-based awards outstanding.

On December 4, 2023, the Company entered into a letter of understanding with a geologist for services to be provided to the Company. As compensation, the Company will pay $4,000 per month and grant the geologist 10,000 options to purchase shares of common stock upon signing the agreement and monthly stock options to purchase 4,000 shares of common stock on a month-to-month basis. The options have a strike price equal to the closing price per share on the day the options are issued, vest upon issuance and expire in three years. During the year ended January 31, 2025, the Company granted 66,000 options to purchase shares of common stock to geologist. The exercise price of the options ranges from $0.047 to $0.725. The total fair value of these option grants at issuance was $16,571. During the year ended January 31, 2025, the Company recognized $16,571 of expense related to these options.

On June 28, 2024, the Company granted 165,737 options to an employee. The options expire ten years following issuance and have an exercise price of $0.226. The options vest upon issuance and have a total fair value of $37,457. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $0.226, Exercise price, $0.226, Term 10 years, Volatility 178%, and Discount rate 4.36% and a dividend yield of 0%.

On June 28, 2024, the Company granted 337,501 options to an officer and a member of the board of directors. See Note 12 – Related party transactions.

On August 23, 2024, the Company granted 75,000 options to a board member. See Note 12 – Related party transactions.

On January 29, 2025, the Company granted 370,833 options to employees. The options expire ten years following issuance and have an exercise price of $0.12. The options vest upon issuance and have a total fair value of $46,354. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $0.125, Exercise price, $0.12, Term 6.3 years, Volatility 194%, and Discount rate 4.44% and a dividend yield of 0%.

On January 29, 2025, the Company granted 1,866,667 options to an officer and a member of the board of directors. See Note 12 – Related party transactions.